Provisions for Compensation and Penalty (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Provisions for Compensation and Penalty [Line Items]
Expenses	$ 328,615	$ 328,615
Estimate amount of financial statement		1,245,625
Total amount of supplier	1,245,625
Provision for penalty	(13,792)
Provision for Compensation [Member]
Provisions for Compensation and Penalty [Line Items]
Provisions for compensation and penalty	328,615
Provision for Penalty [Member]
Provisions for Compensation and Penalty [Line Items]
Total amount of supplier	1,245,625
Total amount of supplier	115,384	115,384
Provision for penalty	$ 1,130,241	$ 1,130,241	$ 1,245,625